Restatement of Previously Issued Financial Statements - Schedule of Restatement of Previously Issued Financial Statements (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Cash and cash equivalents	$ 77,941,371						$ 77,941,371		$ 14,376,523	$ 0
Related party receivable	205,358						205,358		220,000	0
Other current assets	2,974,478						2,974,478		6,274,397	4,110
Total current assets	333,113,402						333,113,402		20,870,920	49,548
Capitalized software, net	0			$ 2,747,944	$ 201,876	$ 106,607	0	$ 2,747,944	699,753	23,443	$ 16,005
Total assets	333,532,123						333,532,123		21,570,673	72,991
Current liabilities
Accounts payable	2,963,007						2,963,007		877,641	846,988
Related party payables	14,394,340						14,394,340		8,642,340	0
Derivative financial instruments	6,982,500						6,982,500		32,226	0
Other payables	3,677,865						3,677,865		616,156	199,278
Total current liabilities	28,017,712						28,017,712		10,168,363	1,046,266
Other noncurrent payables	838,845						838,845		702,921	40,578
Total liabilities	28,856,557						28,856,557		10,871,284	1,086,844
Net parent equity
Net parent investment									10,731,615	(1,059,291)
Accumulated other comprehensive income (loss)	0						0		(32,226)	45,438
Total stockholders' equity	304,675,566	$ 307,650,450	$ 746,537	13,877,344	(1,927,301)	(569,476)	304,675,566	13,877,344	10,699,389	(1,013,853)	(479,205)	$ (321,207)
Total liabilities and stockholders' equity	333,532,123						333,532,123		21,570,673	72,991
Statement of Operations
Research and development	(14,298,925)			(2,805,955)			(33,830,890)	(6,636,418)	(13,279,780)	(8,358,043)	(5,947,294)
General and administrative									4,898,942	1,233,876	1,739,815
Operating loss	(38,568,200)			(3,745,061)			(162,499,131)	(9,902,030)	(18,178,722)	(9,591,919)	(7,687,109)
Financial and foreign exchange gain, net	2,028,854			(14,041)			3,015,420	(57,914)	(77,147)	(34,023)	1,590
Loss before income taxes	(36,254,346)			(3,759,102)			(153,356,211)	(9,959,944)	(18,255,869)	(9,625,942)	(7,685,519)
Income tax benefit (expenses)	490,376			0			620,084	0	0	0	0
Net loss	$ (36,744,722)	(107,221,565)	(10,010,008)	$ (3,759,102)	(3,691,418)	(2,509,424)	$ (153,976,295)	$ (9,959,944)	(18,255,869)	(9,625,942)	(7,685,519)
Net loss per share basic	$ (0.14)			$ (0.02)			$ (0.62)	$ (0.05)
Net loss per share diluted	$ (0.14)			$ (0.02)			$ (0.62)	$ (0.05)
Weighted-average number of shares outstanding basic	272,040,343			220,000,000			247,010,044	220,000,000
Weighted average number of shares outstanding diluted	272,040,343			220,000,000			247,010,044	220,000,000
Cash flows from operating activities:
Net loss	$ (36,744,722)	$ (107,221,565)	(10,010,008)	$ (3,759,102)	$ (3,691,418)	(2,509,424)	$ (153,976,295)	$ (9,959,944)	(18,255,869)	(9,625,942)	(7,685,519)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software							0	65,835	107,931	9,056	10,694
Long-term incentive plan expense							(190,518)	111,731	150,099	(736)	31,206
Changes in operating assets and liabilities:
Other assets							(3,291,352)	2,983,021	6,270,287	1,379	(14,795)
Related party receivable							(205,159)	0	220,000	0	0
Accounts payable							2,803,599	(586,231)	30,653	527,376	99,845
Related party payables							4,641,968	4,971,910	8,642,340	0	0
Other payables							3,538,438	921,084	929,123	62,836	27,583
Net cash used in operating activities							(38,719,982)	(7,458,636)	(14,886,010)	(9,028,789)	(7,501,396)
Cash Flows from Financing Activities:
Transfer from parent							0	7,104,583	14,262,533	9,028,789	7,501,396
Gross capital contribution							369,830,250	15,000,000	15,000,000	0	0
Net cash provided by financing activities							352,703,551	22,104,583	29,262,533	9,028,789	7,501,396
Increase (decrease) in cash and cash equivalents							63,564,848	14,645,947	14,376,523	9,028,789	7,501,396
Cash and cash equivalents at the beginning of the period			14,376,523			0	14,376,523	0	0	0	0
Cash and cash equivalents at the end of the period	$ 77,941,371			14,645,947			77,941,371	14,645,947	14,376,523	0	0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent							0	2,790,336	784,241	16,494	$ 26,699
As Reported [Member]
Current:
Cash and cash equivalents									14,376,523
Related party receivable									220,000
Other current assets									21,140
Total current assets									14,617,663
Capitalized software, net									699,753
Total assets									15,317,416
Current liabilities
Accounts payable									877,641
Related party payables									0
Derivative financial instruments									32,226
Other payables									616,156
Total current liabilities									1,526,023
Other noncurrent payables									702,921
Total liabilities									2,228,944
Net parent equity
Net parent investment									13,120,698
Accumulated other comprehensive income (loss)									(32,226)
Total stockholders' equity									13,088,472
Total liabilities and stockholders' equity									15,317,416
Statement of Operations
Research and development				(2,805,955)				(6,636,418)	(13,279,780)
General and administrative				(515,354)				(1,272,764)	(2,509,859)
Operating loss				(3,321,309)				(7,909,182)	(15,789,639)
Financial and foreign exchange gain, net				(14,041)				(57,914)	(77,147)
Loss before income taxes				(3,335,350)				(7,967,096)	(15,866,786)
Income tax benefit (expenses)				0				0	0
Net loss				$ (3,335,350)				$ (7,967,096)	(15,866,786)
Net loss per share basic				$ (0.02)				$ (0.04)
Net loss per share diluted				$ (0.02)				$ (0.04)
Weighted-average number of shares outstanding basic				220,000,000				220,000,000
Weighted average number of shares outstanding diluted				220,000,000				220,000,000
Cash flows from operating activities:
Net loss				$ (3,335,350)				$ (7,967,096)	(15,866,786)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software								65,835	107,931
Long-term incentive plan expense								111,731	150,099
Changes in operating assets and liabilities:
Other assets								(3,959)	(17,030)
Related party receivable									(220,000)
Accounts payable								(586,231)	30,653
Related party payables									0
Other payables								921,084	929,123
Net cash used in operating activities								(7,458,636)	(14,886,010)
Cash Flows from Financing Activities:
Transfer from parent								7,104,583	14,262,533
Gross capital contribution								15,000,000	15,000,000
Net cash provided by financing activities								22,104,583	29,262,533
Increase (decrease) in cash and cash equivalents								14,645,947	14,376,523
Cash and cash equivalents at the beginning of the period			14,376,523			0	14,376,523	0	0
Cash and cash equivalents at the end of the period				14,645,947				14,645,947	14,376,523	0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent								2,790,336	784,241
Restatement Adjustments [Member]
Current:
Cash and cash equivalents									0
Related party receivable									0
Other current assets									6,253,257
Total current assets									6,253,257
Capitalized software, net									0
Total assets									6,253,257
Current liabilities
Accounts payable									0
Related party payables									8,642,340
Derivative financial instruments									0
Other payables									0
Total current liabilities									8,642,340
Other noncurrent payables									0
Total liabilities									8,642,340
Net parent equity
Net parent investment									(2,389,083)
Accumulated other comprehensive income (loss)									0
Total stockholders' equity									(2,389,083)	0
Total liabilities and stockholders' equity									6,253,257
Statement of Operations
Research and development									0
General and administrative				(423,752)				(1,992,848)	(2,389,083)
Operating loss				(423,752)				(1,992,848)	(2,389,083)
Financial and foreign exchange gain, net									0
Loss before income taxes				(423,752)				(1,992,848)	(2,389,083)
Income tax benefit (expenses)				0				0	0
Net loss				(423,752)				(1,992,848)	(2,389,083)
Cash flows from operating activities:
Net loss				(423,752)				(1,992,848)	(2,389,083)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software									0
Long-term incentive plan expense									0
Changes in operating assets and liabilities:
Other assets								(2,979,062)	(6,253,257)
Related party receivable									0
Accounts payable									0
Related party payables								4,971,910	8,642,340
Other payables									0
Net cash used in operating activities									0
Cash Flows from Financing Activities:
Transfer from parent									0
Gross capital contribution									0
Net cash provided by financing activities									0
Increase (decrease) in cash and cash equivalents									0
Cash and cash equivalents at the beginning of the period			0			0	0	0	0
Cash and cash equivalents at the end of the period									0	0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent									0
As Restated [Member]
Current:
Cash and cash equivalents									14,376,523
Related party receivable									220,000
Other current assets									6,274,397
Total current assets									20,870,920
Capitalized software, net									699,753
Total assets									21,570,673
Current liabilities
Accounts payable									877,641
Related party payables									8,642,340
Derivative financial instruments									32,226
Other payables									616,156
Total current liabilities									10,168,363
Other noncurrent payables									702,921
Total liabilities									10,871,284
Net parent equity
Net parent investment									10,731,615
Accumulated other comprehensive income (loss)									(32,226)
Total stockholders' equity									10,699,389
Total liabilities and stockholders' equity									21,570,673
Statement of Operations
Research and development				(2,805,955)				(6,636,418)	(13,279,780)
General and administrative				(939,106)				(3,265,612)	(4,898,942)
Operating loss				(3,745,061)				(9,902,030)	(18,178,722)
Financial and foreign exchange gain, net				(14,041)				(57,914)	(77,147)
Loss before income taxes				(3,759,102)				(9,959,944)	(18,255,869)
Income tax benefit (expenses)				0				0	0
Net loss				$ (3,759,102)				$ (9,959,944)	(18,255,869)
Net loss per share basic				$ (0.02)				$ (0.05)
Net loss per share diluted				$ (0.02)				$ (0.05)
Weighted-average number of shares outstanding basic				220,000,000				220,000,000
Weighted average number of shares outstanding diluted				220,000,000				220,000,000
Cash flows from operating activities:
Net loss				$ (3,759,102)				$ (9,959,944)	(18,255,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software								65,835	107,931
Long-term incentive plan expense								111,731	150,099
Changes in operating assets and liabilities:
Other assets								(2,983,021)	(6,270,287)
Related party receivable									(220,000)
Accounts payable								(586,231)	30,653
Related party payables								4,971,910	8,642,340
Other payables								921,084	929,123
Net cash used in operating activities								(7,458,636)	(14,886,010)
Cash Flows from Financing Activities:
Transfer from parent								7,104,583	14,262,533
Gross capital contribution								15,000,000	15,000,000
Net cash provided by financing activities								22,104,583	29,262,533
Increase (decrease) in cash and cash equivalents								14,645,947	14,376,523
Cash and cash equivalents at the beginning of the period			$ 14,376,523			$ 0	$ 14,376,523	0	0
Cash and cash equivalents at the end of the period				$ 14,645,947				14,645,947	14,376,523	$ 0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent								$ 2,790,336	$ 784,241